Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

Property, plant and equipment were comprised of the following (in thousands):

	As of December 31,
	2013	2012
Wells and production facilities	$28,874	$34,725
Proved properties	386,196	386,196
Work in progress and other	86,634	-
Oilfield assets	501,704	420,921
Accumulated depletion	(74,909)	(65,893)
Oilfield assets, net	426,795	355,028
Unevaluated leaseholds	8,240	8,240
Oil and gas properties, net	435,035	363,268

Other property and equipment	1,590	989
Accumulated depreciation	(838)	(533)
Other property and equipment, net	752	456

Total property, plant and equipment, net	$435,787	$363,724